Taxation - Valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Valuation allowance
Balance at beginning of the year	¥ 12,727,355	¥ 9,216,725	¥ 8,019,519
Additions	5,811,473	3,510,630	1,197,206
Balance at end of the year	¥ 18,538,828	¥ 12,727,355	¥ 9,216,725